CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Loss	$ (7,462,000)	$ (22,703,000)
Loss from discontinued operations, net of tax	13,428,000	4,892,000
Income (loss) from continuing operations	5,966,000	(17,811,000)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	5,296,000	7,345,000
Warrants (cancelled) issued for services	0	(320,000)
Stock-based compensation expense	1,133,000	942,000
Forfeiture (remeasurment) of liability based restricted stock	75,000	(75,000)
Rent expense in excess of cash paid	896,000	162,000
Rent revenue in excess of cash received	(2,498,000)	(1,211,000)
Amortization of deferred financing costs	1,046,000	1,163,000
Gain (loss) on debt extinguishment	(185,000)	680,000
Deferred tax expense	(163,000)	102,000
Gain on disposal of assets	(8,750,000)	0
Bad debt expense	215,000	2,132,000
Changes in operating assets and liabilities:
Accounts receivable	(545,000)	(2,220,000)
Prepaid expenses and other	672,000	(2,156,000)
Accounts payable and accrued expenses	(1,361,000)	(1,550,000)
Other liabilities	(199,000)	1,090,000
Net cash provided by (used in) operating activities—continuing operations	1,598,000	(11,727,000)
Net cash used in operating activities—discontinued operations	(5,007,000)	(6,079,000)
Net cash used in operating activities	(3,409,000)	(17,806,000)
Cash flow from investing activities:
Proceeds from sale of property and equipment	18,370,000	0
Change in restricted cash and investments	7,263,000	(3,950,000)
Purchase of property and equipment	(1,500,000)	(1,799,000)
Net cash provided by (used in) investing activities—continuing operations	24,133,000	(5,749,000)
Net cash provided by investing activities—discontinued operations	0	15,594,000
Net cash provided by investing activities	24,133,000	9,845,000
Cash flows from financing activities:
Proceeds from debt	9,809,000	22,757,000
Proceeds from convertible debt	0	2,049,000
Repayment on notes payable	(16,284,000)	(25,652,000)
Repayment on bonds payable	(85,000)	0
Repayment on convertible debt	0	(6,849,000)
Proceeds from lines of credit	0	28,310,000
Repayment on lines of credit	0	(34,944,000)
Debt issuance costs	(315,000)	(598,000)
Exercise of options and warrants	0	1,791,000
Proceeds from preferred stock issuances, net	6,780,000	34,323,000
Repurchase of preferred stock	(523,000)	0
Repurchase of preferred stock	(48,000)	0
Dividends on common stock	0	(3,276,000)
Dividends on preferred stock	(7,335,000)	(5,208,000)
Net cash (used in) provided by financing activities—continuing operations	(8,001,000)	12,703,000
Net cash used in financing activities—discontinued operations	(1,398,000)	(12,757,000)
Net cash used in financing activities	(9,399,000)	(54,000)
Net change in cash and cash equivalents	11,325,000	(8,015,000)
Cash and cash equivalents at beginning of period	2,720,000	10,735,000
Cash and cash equivalents at end of period	14,045,000	2,720,000
Cash paid during the year for:
Interest	6,126,000	8,367,000
Income taxes	0	8,000
Supplemental Disclosure of Non-Cash Activities:
Issuance of seller note	3,000,000	0
Repayment on notes payable - sale of Arkansas Facilities	35,176,000	0
Notes repaid by setoff of amounts owed to the Company by noteholders	0	5,651,000
Notes issued in conjunction with financing of exit fees	0	680,000
Cancellation of insurance premium financing	0	721,000
Gain on extinguishment of exit fee note	185,000	0
Cashless exercise of warrants	$ 135,000	$ 0